Share-based payment arrangements - Long term incentive plan 2019 (Equity-settled) (Details) $ in Thousands							12 Months Ended
	Apr. 01, 2020	Apr. 01, 2020	Apr. 01, 2020 shares	Apr. 01, 2019	Apr. 01, 2019 shares	Apr. 01, 2019 shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2019 USD ($) shares installment	Dec. 31, 2018 USD ($)	Apr. 30, 2020 installment	Apr. 30, 2019 installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											5 years
Number of options granted (in shares)							0				0
Expense from share-based payment transactions with employees | $								$ 140			$ 0	$ 37
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years			3 years
Number of installments													3	3
Executive Committee | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		144,392	144,392		152,346	152,346
Number of options vested (in shares)									12,696	12,696
Long term incentive plan 2019 (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments											3
Long term incentive plan 2019 (equity settled) | Executive Committee | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage											100.00%
Vesting period											3 years